SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF

EVERGREEN BALANCED FUNDS
EVERGREEN DOMESTIC EQUITY FUNDS I
EVERGREEN DOMESTIC EQUITY FUNDS II
EVERGREEN EQUITY INDEX FUNDS
EVERGREEN ENVISION FUNDS
EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS
EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
EVERGREEN MONEY MARKET FUNDS
EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
EVERGREEN SECTOR FUNDS
EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
EVERGREEN STATE MUNICIPAL BOND FUNDS
EVERGREEN VARIABLE ANNUITY TRUST

Effective immediately, the paragraph preceding the “Trustee Compensation” table is amended to include the following sentence:

Patricia B. Norris became a Trustee effective July 1, 2006 and did not receive any compensation from the Trusts for the periods indicated.

In the “Independent Trustees” table, the following is added and footnote 1 is replaced as follows:

Name and

Date of Birth	Position with Trust	Beginning Year of Term of Office[1]	Principal Occupations for Last Five Years	Number of Portfolios Overseen in the Evergreen Fund Complex as of 7/1/2006	Other Directorships held outside of the Evergreen Fund Complex

Patricia B. Norris

DOB: 4/9/1948	Trustee	2006	Former Partner, PricewaterhouseCoopers LLP (Independent Registered Public Accounting Firm)	89	None

1 Each Trustee, except Mses. Fulton and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Fulton's and Ms. Norris’ initial terms end March 31, 2007 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.

In the “Trustee Ownership of Evergreen Funds Shares” table, the following updates the information for Shirley L. Fulton and K. Dun Gifford to July 26, 2006:

Trustee

	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Investments in Evergreen Funds Complex
Shirley L. Fulton	Evergreen International Equity Fund[1]	$10,001 - $50,000	Over $100,000
	Evergreen Healthcare Fund[1]	$10,001 - $50,000
	Evergreen Asset Allocation Fund[1]	$10,001 - $50,000
	Evergreen Disciplined Value Fund[1]	$10,001 - $50,000
	Evergreen Small Cap Value Fund[1]	$10,001 - $50,000
K. Dun Gifford	Evergreen Asset Allocation Fund	$50,001 - $100,000	Over $100,000
	Evergreen Equity Income Fund	$50,001 - $100,000
	Evergreen Emerging Markets Growth Fund	$10,001 - $50,000
	Evergreen Global Opportunities Fund	Over $100,000

1 Invested through the Trustees’ Deferred Compensation Plan.  The Deferred Compensation Plan allows each Trustee to defer any or all of his or her compensation for serving as Trustee, and to have such compensation invested into a deferral account.  The investment performance of the deferral account is based on the investment performance of the particular Evergreen fund(s) selected by the Trustee.

                Patricia B. Norris became a member of the Board of Trustees as of July 1, 2006. As of the date of her election to the Board of Trustees, Ms. Norris did not have any holdings in the Evergreen funds.

                The section “Management of the Trust” is revised to add the following:

As of July 14, 2006, the Committee memberships have been revised as follows: Messrs. Austin and Gifford and Ms. Norris will serve as the Audit Committee, with Mr. Austin serving as Chairperson. Each member of the Committee is an Independent Trustee. Messrs. Keith and Pettit and Ms. Fulton will serve as members of the 12b-1 Committee, with Mr. Keith serving as Chairperson. Messrs. Shima, McDonnell, Richardson, Salton and Wagoner will serve as the Performance Committee, with Mr. Shima serving as Chairperson. The Distribution and Shareholder Service Committee has been renamed the 12b-1 Committee. The Executive Committee has assumed the responsibilities of the Litigation Oversight Committee, which has been dissolved. The Audit Committee has assumed the responsibilities of the Pricing Committee, which has been dissolved.

July 28, 2006	576687 (7/06)